UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

A Message from the

Chief Investment Officer and

Semi-Annual Shareholder Report

OCTOBER 31, 2013

Message from the Chief Investment Officer

Dear Shareholder:

The semi-annual period between May 1, 2013 and October 31, 2013 was memorable in a variety of ways. First, the investment markets were extremely favorable for investors. While the Dow Jones Industrial Average1 rose only 3.75% during the period, the broader Standard & Poor’s 500 Index (“S&P 500”)2 gained 8.60% for investors and the NASDAQ Index rose 13.99%. Small cap equities were the market leaders as evidenced by a 14.56% return for the Standard & Poor’s Small Cap 600 Index (“S&P 600”)3, while mid caps in the Standard & Poor’s MidCap 400 Index (“S&P 400”)4 provided investors with almost a 9.50% increase. Within this robust equity environment, the two Huntington Strategy Shares Exchange-Traded Funds (ETFs) performed well for our shareholders. The Huntington US Equity Rotation Strategy ETF generated a return of 10.43% and the Huntington EcoLogical Strategy ETF gained 8.02% for the six-month period ending October 31, 2013.

The second memorable occurrence was the one-year anniversary of the Huntington Strategy Shares ETFs this past summer. Starting at a unit value of $25 in the summer of 2012, both Funds exceeded $33 in price by the end of October 2013 and have enjoyed considerable investor acceptance. The Huntington US Equity Rotation Strategy ETF (HUSE) now trades with an average daily volume of 9,400 with a .06 spread, and has grown to almost $13 million in assets under management. The Huntington EcoLogical Strategy ETF (HECO) has garnered over $16 million in assets and has an average daily volume of 4,100 and thus a slightly larger spread of .08.

Both Funds have received significant publicity since their launch. On March 1, 2013, Yahoo Finance posted an article entitled “Investment Researcher Picks Best Active ETFs”, by ETFtrends.com, where HUSE was listed as one of the top five actively-managed ETF picks based on popularity with investors. More recently, in November, “5 Best Performing Active ETFs” by Zacks Equity Research was featured and HUSE was highlighted as one of these funds.

We hope that you will consider the diversification, breadth of experience of our Fund managers and our commitment to the actively-managed ETF industry when selecting your ETF exposure. We are pleased with the progress of our offerings and hope you will continue investing in the Huntington Strategy Shares ETFs as a part of your financial future.

Sincerely,

B. Randolph Bateman

President and Chief Investment Officer

Huntington Asset Advisors, Inc.

(1)	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and Nasdaq.

(2)	The S&P 500 is a capitalization-weighted index comprised of 500 stocks and is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(3)	The S&P 600 is a capitalization-weighted index which generally represents all major industries in the small cap range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(4)	The S&P 400 is a capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

This material represents the manager’s assessment of the Fund and market environment at a specific time and should not be relied upon by the reader as research, tax or investment advice.

Neither Huntington Asset Advisors or SEI provide tax advice. Please note that i) any discussion of U.S. tax matters contained in this communication cannot be used for the purpose of avoiding tax penalties; ii) this communication was written to support the promotion or marketing of the matters addressed herein and iii) you should seek advice based on your particular circumstances from an independent tax advisor.

Message from the Chief Investment Officer

Semi-Annual Shareholder Report

HUNTINGTON STRATEGY SHARES

Huntington US Equity Rotation Strategy ETF

Huntington EcoLogical Strategy ETF

Expense Examples (Unaudited)	October 31, 2013

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2013 and held through the period ended October 31, 2013.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/13	Actual Ending Account Value 10/31/13	Hypothetical Ending Account Value 10/31/13	Actual Expenses Paid During the Period (1)	Total Returns	Hypothetical Expenses Paid During the Period (2) (3)	Annualized Expense Ratio During the Period
Huntington US Equity Rotation Strategy ETF	$1,000.00	$1,128.20	$1,020.42	$5.10	12.82%	$4.84	0.95%
Huntington EcoLogical Strategy ETF	$1,000.00	$1,141.70	$1,020.42	$5.13	14.17%	$4.84	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).
(2)	Represents the hypothetical 5% annual return before taxes.
(3)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	October 31, 2013

Schedule of Portfolio Investments	(Unaudited)

Share Amount		Market Value

Common Stocks (96.1%)
Aerospace & Defense (1.6%)
384	Boeing Co.	$50,111
192	General Dynamics Corp.	16,633
448	Honeywell International, Inc.	38,855
176	Lockheed Martin Corp.	23,468
160	Northrop Grumman Corp.	17,202
224	Raytheon Co.	18,451
240	Textron, Inc.	6,910
448	United Technologies Corp.	47,600
		219,230
Air Freight & Logistics (0.6%)
160	C.H. Robinson Worldwide, Inc.	9,558
176	FedEx Corp.	23,056
512	United Parcel Service, Inc., Class B	50,299
		82,913
Airlines (0.1%)
64	Allegiant Travel Co.	6,673
672	Southwest Airlines Co.	11,572
		18,245
Auto Components (0.2%)
297	Johnson Controls, Inc.	13,706
512	The Goodyear Tire & Rubber Co.	10,742
		24,448
Automobiles (0.4%)
2,320	Ford Motor Co.	39,696
208	Harley-Davidson, Inc.	13,320
		53,016
Beverages (1.3%)
2,336	Coca-Cola Co.	92,435
112	Monster Beverage Corp. †	6,410
832	PepsiCo, Inc.	69,963
		168,808
Biotechnology (5.4%)
97	Alexion Pharmaceuticals, Inc. †	11,926
1,248	Amgen, Inc.	144,768
674	Biogen Idec, Inc. †	164,584
1,194	Celgene Corp. †	177,297
2,862	Gilead Sciences, Inc. †	203,174
64	Regeneron Pharmaceuticals, Inc. †	18,406
		720,155
Building Products (0.1%)
384	Masco Corp.	8,114
Capital Markets (1.9%)
208	Ameriprise Financial, Inc.	20,912
736	Bank of New York Mellon Corp.	23,405
96	BlackRock, Inc.	28,878
336	Franklin Resources, Inc.	18,097
368	Invesco, Ltd.	12,420
944	Morgan Stanley	27,121

Share Amount		Market Value

Common Stocks (continued)
Capital Markets (continued)
240	Northern Trust Corp.	$13,541
368	State Street Corp.	25,786
224	T. Rowe Price Group, Inc.	17,340
784	The Charles Schwab Corp.	17,758
304	The Goldman Sachs Group, Inc.	48,900
		254,158
Chemicals (1.4%)
128	Albemarle Corp.	8,472
64	CF Industries Holdings, Inc.	13,798
80	Cytec Industries, Inc.	6,647
528	E.I. Du Pont de Nemours & Co.	32,315
224	Ecolab, Inc.	23,744
176	Hawkins, Inc.	6,338
208	Koppers Holdings, Inc.	9,258
272	Monsanto Co.	28,527
80	PPG Industries, Inc.	14,606
160	Praxair, Inc.	19,954
656	The Dow Chemical Co.	25,892
192	The Mosaic Co.	8,803
		198,354
Commercial Banks (1.8%)
464	BB&T Corp.	15,762
784	Fifth Third Bancorp	14,920
1,088	KeyCorp	13,633
304	PNC Financial Services Group	22,353
944	Regions Financial Corp.	9,091
384	SunTrust Banks, Inc.	12,918
960	U.S. Bancorp	35,865
2,624	Wells Fargo & Co.	112,018
		236,560
Commercial Services & Supplies (0.6%)
160	ADT Corp.	6,939
265	Cardtronics, Inc. †	10,401
832	ExlService Holdings, Inc. †	24,053
320	Rollins, Inc.	8,845
416	Waste Management, Inc.	18,113
		68,351
Communications Equipment (1.2%)
2,736	Cisco Systems, Inc.	61,559
64	F5 Networks, Inc. †	5,217
368	Juniper Networks, Inc. †	6,860
3,584	PC-Tel, Inc.	33,009
816	Qualcomm, Inc.	56,687
		163,332
Computers & Peripherals (4.7%)
557	Apple Computer, Inc.	290,949
1,040	EMC Corp.	25,033
1,056	Hewlett-Packard Co.	25,735
1,472	NCR Corp. †	53,802
256	NetApp, Inc.	9,935

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Share Amount		Market Value

Common Stocks (continued)
Computers & Peripherals (continued)
240	SanDisk Corp.	$16,680
2,289	Seagate Technology PLC	111,429
755	Stratasys, Ltd. †	85,489
208	Western Digital Corp.	14,483
		633,535
Construction & Engineering (0.2%)
208	Fluor Corp.	15,438
240	ITT Corp.	9,535
		24,973
Consumer Finance (0.7%)
640	American Express Co.	52,351
368	Capital One Financial Corp.	25,271
368	Discover Financial Services	19,092
		96,714
Containers & Packaging (0.2%)
176	Owens-Illinois, Inc. †	5,595
80	Rock-Tenn Co., Class A	8,561
272	Sealed Air Corp.	8,209
		22,365
Diversified Consumer Services (0.1%)
560	H & R Block, Inc.	15,926
Diversified Financial Services (2.2%)
5,776	Bank of America Corp.	80,633
384	CBOE Holdings, Inc.	18,624
1,520	Citigroup, Inc.	74,146
1,952	J.P. Morgan Chase & Co.	100,607
240	Moody’s Corp.	16,958
		290,968
Diversified Telecommunication Services (1.6%)
3,280	AT&T, Inc.	118,736
1,728	Verizon Communications, Inc.	87,281
		206,017
Electric Utilities (1.1%)
496	Edison International	24,319
1,232	El Paso Electric Co.	43,328
768	Exelon Corp.	21,919
304	NextEra Energy, Inc.	25,764
848	Southern Co.	34,692
		150,022
Electrical Equipment (0.5%)
208	Ametek, Inc.	9,949
448	Emerson Electric Co.	30,002
160	General Cable Corp.	5,269
112	Rockwell Automation, Inc.	12,366
96	Roper Industries, Inc.	12,174
		69,760

Share Amount		Market Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (1.5%)
832	Amphenol Corp.	$66,801
960	Corning, Inc.	16,406
1,248	Ingram Micro, Inc., Class A †	28,916
1,466	Measurement Specialties, Inc. †	81,701
64	OSI Systems, Inc. †	4,662
288	Trimble Navigation, Ltd. †	8,228
		206,714
Energy Equipment & Services (1.1%)
270	Baker Hughes, Inc.	15,684
512	Halliburton Co.	27,152
128	Helmerich & Payne, Inc.	9,926
288	Nabors Industries, Ltd.	5,034
240	National Oilwell Varco, Inc.	19,483
688	Schlumberger, Ltd.	64,480
		141,759
Food & Staples Retailing (1.6%)
256	Costco Wholesale Corp.	30,208
720	CVS Caremark Corp.	44,827
336	J & J Snack Foods Corp.	28,752
448	Walgreen Co.	26,540
864	Wal-Mart Stores, Inc.	66,312
224	Whole Foods Market, Inc.	14,141
		210,780
Food Products (1.2%)
480	Archer-Daniels-Midland Co.	19,632
144	Green Mountain Coffee Roasters, Inc. †	9,045
544	Hillshire Brands Co.	17,860
1,136	Hormel Foods Corp.	49,370
339	Kraft Foods Group, Inc.	18,435
160	Lancaster Colony Corp.	13,278
1,024	Mondelez International, Inc.	34,447
		162,067
Gas Utilities (0.2%)
560	New Jersey Resources Corp.	25,777
Health Care Equipment & Supplies (6.0%)
338	Baxter International, Inc.	22,264
5,317	Cantel Medical Corp.	186,627
1,001	Cooper Cos., Inc.	129,339
368	Covidien PLC	23,592
2,128	CryoLife, Inc.	19,131
96	Edwards Lifesciences Corp. †	6,258
480	Hologic, Inc. †	10,747
123	IDEXX Laboratories, Inc. †	13,267
22	Intuitive Surgical, Inc. †	8,173
1,954	Medtronic, Inc.	112,160
3,017	Neogen Corp. †	139,423
240	St. Jude Medical, Inc.	13,774
240	Stryker Corp.	17,726
2,080	West Pharmaceutical Services, Inc.	100,568
		803,049

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Share Amount		Market Value

Common Stocks (continued)
Health Care Providers & Services (4.9%)
272	Aetna, Inc.	$17,054
2,000	AmerisourceBergen Corp.	130,660
848	AmSurg Corp. †	36,371
160	DaVita, Inc. †	8,994
3,592	Health Net, Inc. †	109,197
1,234	Henry Schein, Inc. †	138,738
168	Humana, Inc.	15,481
875	McKesson Corp.	136,798
568	UnitedHealth Group, Inc.	38,772
208	WellPoint, Inc.	17,638
		649,703
Health Care Technology (1.3%)
416	Allscripts Healthcare Solutions, Inc. †	5,753
217	Cerner Corp. †	12,159
3,995	HealthStream, Inc. †	142,700
		160,612
Hotels, Restaurants & Leisure (1.3%)
16	Chipotle Mexican Grill, Inc. †	8,432
224	Marriott International, Inc., Class A	10,098
464	McDonald’s Corp.	44,786
2,240	Monarch Casino & Resort, Inc. †	37,878
384	Starbucks Corp.	31,123
160	Starwood Hotels & Resorts Worldwide, Inc.	11,779
128	Wyndham Worldwide Corp.	8,499
224	Yum! Brands, Inc.	15,147
		167,742
Household Durables (0.2%)
160	Lennar Corp., Class A	5,688
176	Tempur-Pedic International, Inc. †	6,750
96	Whirlpool Corp.	14,017
		26,455
Household Products (1.3%)
240	Clorox Co.	21,646
512	Colgate-Palmolive Co.	33,142
240	Kimberly-Clark Corp.	25,920
1,168	Procter & Gamble Co.	94,315
		175,023
Independent Power Producers & Energy Traders (0.1%)
384	NRG Energy, Inc.	10,956
Industrial Conglomerates (1.7%)
368	3M Co.	46,313
384	Danaher Corp.	27,683
5,472	General Electric Co.	143,037
320	Tyco International, Ltd.	11,696
		228,729
Insurance (2.8%)
256	ACE, Ltd.	24,433
320	AFLAC, Inc.	20,794

Share Amount		Market Value

Common Stocks (continued)
Insurance (continued)
352	Allstate Corp.	$18,677
448	American International Group, Inc.	23,139
928	Berkshire Hathaway, Inc., Class B †	106,794
624	eHealth, Inc. †	26,595
432	Hartford Financial Services Group, Inc.	14,558
272	Lincoln National Corp.	12,352
496	Marsh & McLennan Cos., Inc.	22,717
368	Prudential Financial, Inc.	29,952
592	Safety Insurance Group, Inc.	32,376
224	The Chubb Corp.	20,626
272	The Travelers Cos., Inc.	23,474
		376,487
Internet & Catalog Retail (1.2%)
176	Amazon.com, Inc. †	64,070
96	Expedia, Inc.	5,652
816	IAC/InterActiveCorp	43,566
32	Netflix, Inc. †	10,319
32	Priceline.com, Inc. †	33,723
		157,330
Internet Software & Services (2.2%)
176	Akamai Technologies, Inc. †	7,874
542	eBay, Inc. †	28,569
48	Equinix, Inc. †	7,751
205	Google, Inc., Class A †	211,268
96	Rackspace Hosting, Inc. †	4,918
736	XO Group, Inc. †	10,216
848	Yahoo!, Inc. †	27,925
		298,521
IT Services (6.1%)
315	Accenture PLC, Class A	23,153
395	Alliance Data Systems Corp. †	93,639
336	Automatic Data Processing, Inc.	25,190
208	Cognizant Technology Solutions Corp. †	18,081
1,200	Fiserv, Inc. †	125,676
1,952	Gartner Group, Inc. †	115,070
528	International Business Machines Corp.	94,623
176	MasterCard, Inc., Class A	126,210
480	Paychex, Inc.	20,285
86	Teradata Corp. †	3,790
816	Visa, Inc., Class A	160,483
		806,200
Life Sciences Tools & Services (3.1%)
272	Agilent Technologies, Inc.	13,807
192	Covance, Inc. †	17,138
320	Life Technologies Corp. †	24,099
548	Mettler-Toledo International, Inc. †	135,608
2,590	PAREXEL International Corp. †	118,389
1,063	Thermo Fisher Scientific, Inc.	103,940
		412,981
Machinery (1.6%)
368	Caterpillar, Inc.	30,677

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Share Amount		Market Value

Common Stocks (continued)
Machinery (continued)
160	Cummins, Inc.	$20,323
288	Deere & Co.	23,570
408	Eaton Corp. PLC	28,789
320	Illinois Tool Works, Inc.	25,213
240	Ingersoll-Rand PLC	16,207
128	Joy Global, Inc.	7,264
128	Lincoln Electric Holdings, Inc.	8,863
80	Oshkosh Truck Corp. †	3,807
304	PACCAR, Inc.	16,902
160	Parker Hannifin Corp.	18,675
71	Pentair, Ltd.	4,763
144	Stanley Black & Decker, Inc.	11,389
		216,442
Media (2.5%)
416	CBS Corp., Class B	24,602
1,344	Comcast Corp., Class A	63,947
416	DIRECTV †	25,996
192	Discovery Communications, Inc., Class A †	17,073
256	McGraw-Hill Cos., Inc.	17,838
304	News Corp., Class A †	5,350
432	The Interpublic Group of Cos., Inc.	7,258
208	Time Warner Cable, Inc.	24,991
544	Time Warner, Inc.	37,395
1,216	Twenty-First Century Fox, Inc., Class A	41,442
336	Viacom, Inc., Class B	27,985
912	Walt Disney Co.	62,553
		356,430
Metals & Mining (0.6%)
800	Alcoa, Inc.	7,416
128	Allegheny Technologies, Inc.	4,237
112	Cliffs Natural Resources, Inc.	2,876
496	Freeport-McMoRan Copper & Gold, Inc.	18,233
224	Newmont Mining Corp.	6,106
272	Nucor Corp.	14,081
256	Olympic Steel, Inc.	7,007
96	Reliance Steel & Aluminum Co.	7,036
48	Royal Gold, Inc.	2,306
192	United States Steel Corp.	4,779
		74,077
Multiline Retail (0.4%)
128	Dollar Tree, Inc. †	7,475
112	Family Dollar Stores, Inc.	7,715
272	Macy’s, Inc.	12,542
384	Target Corp.	24,879
		52,611
Multi-Utilities (0.1%)
208	Sempra Energy	18,957
Office Electronics (0.1%)
1,200	Xerox Corp.	11,928
Oil, Gas & Consumable Fuels (5.3%)
288	Anadarko Petroleum Corp.	27,444

Share Amount		Market Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
224	Apache Corp.	$19,891
448	Cabot Oil & Gas Corp.	15,823
432	Chesapeake Energy Corp.	12,079
928	Chevron Corp.	111,322
640	ConocoPhillips	46,911
208	CONSOL Energy, Inc.	7,592
320	Denbury Resources, Inc. †	6,077
240	Devon Energy Corp.	15,173
54	Energy Transfer Partners	2,860
160	EOG Resources, Inc.	28,544
2,256	Exxon Mobil Corp.	202,182
208	Hess Corp.	16,890
192	HollyFrontier Corp.	8,844
320	Kinder Morgan, Inc.	11,299
416	Marathon Oil Corp.	14,668
208	Marathon Petroleum Corp.	14,905
176	Murphy Oil Corp.	10,616
256	Noble Energy, Inc.	19,182
400	Occidental Petroleum Corp.	38,432
224	Peabody Energy Corp.	4,364
96	Pioneer Natural Resources Co.	19,659
192	QEP Resources, Inc.	6,348
176	Range Resources Corp.	13,325
272	Southwestern Energy Co. †	10,124
384	The Williams Cos., Inc.	13,713
368	Valero Energy Corp.	15,151
		713,418
Paper & Forest Products (0.2%)
352	Clearwater Paper Corp. †	18,382
240	International Paper Co.	10,706
		29,088
Personal Products (0.1%)
368	Avon Products, Inc.	6,440
144	The Estee Lauder Cos., Inc., Class A	10,218
		16,658
Pharmaceuticals (5.6%)
821	Abbott Laboratories	30,008
821	AbbVie, Inc.	39,777
241	Allergan, Inc.	21,837
915	Bristol-Myers Squibb Co.	48,056
656	Eli Lilly & Co.	32,682
2,245	Express Scripts Holding Co. †	140,357
144	Hospira, Inc. †	5,835
1,552	Johnson & Johnson	143,731
46	Mallinckrodt PLC †	1,932
1,447	Merck & Co., Inc.	65,245
384	Mylan Laboratories, Inc. †	14,542
3,267	Pfizer, Inc.	100,232
1,249	Salix Pharmaceuticals, Ltd. †	89,616
144	Vertex Pharmaceuticals, Inc. †	10,273
		744,123

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Share Amount		Market Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (1.4%)
864	Apartment Investment and Management Co., Class A	$24,175
320	HCP, Inc.	13,280
608	Host Hotels & Resorts, Inc.	11,278
544	Potlatch Corp.	22,212
352	Prologis, Inc.	14,062
96	Public Storage, Inc.	16,029
176	Simon Property Group, Inc.	27,200
128	SL Green Realty Corp.	12,105
1,008	Urstadt Biddle Properties, Class A	19,898
192	Vornado Realty Trust	17,100
480	Weyerhaeuser Co.	14,592
		191,931
Real Estate Management & Development (0.1%)
336	CBRE Group, Inc., Class A †	7,805
64	Jones Lang LaSalle, Inc.	6,093
		13,898
Road & Rail (0.7%)
704	CSX Corp.	18,346
96	Kansas City Southern Industries, Inc.	11,666
256	Norfolk Southern Corp.	22,021
240	Union Pacific Corp.	36,336
		88,369
Semiconductors & Semiconductor Equipment (3.6%)
4,182	Advanced Energy Industries, Inc. †	87,320
320	Altera Corp.	10,752
956	ASML Holding NV NYS	90,475
160	Cree, Inc. †	9,720
5,682	Exar Corp. †	65,513
560	FEI Co.	49,885
2,512	Intel Corp.	61,368
512	Lam Research Corp. †	27,766
848	Micron Technology, Inc. †	14,993
576	NVIDIA Corp.	8,744
976	Supertex, Inc.	24,898
720	Texas Instruments, Inc.	30,298
		481,732
Software (4.0%)
368	Adobe Systems, Inc. †	19,946
224	Autodesk, Inc. †	8,940
108	Citrix Systems, Inc. †	6,132
384	Electronic Arts, Inc. †	10,080
169	Intuit, Inc.	12,068
1,936	Jack Henry & Associates, Inc.	105,725
608	MetLife, Inc.	28,764
3,632	Microsoft Corp.	128,390
1,840	Monotype Imaging Holdings, Inc.	51,925
1,840	Oracle Corp.	61,640
106	Red Hat, Inc. †	4,587
272	Rovi Corp. †	4,559
384	Salesforce.com, Inc. †	20,490

Share Amount		Market Value

Common Stocks (continued)
Software (continued)
783	Tyler Technologies, Inc. †	$75,724
		538,970
Specialty Retail (2.0%)
128	Abercrombie & Fitch Co., Class A	4,797
96	Advance Auto Parts, Inc.	9,521
256	American Eagle Outfitters, Inc.	3,965
352	Ann, Inc. †	12,447
160	Bed Bath & Beyond, Inc. †	12,371
240	Best Buy Co., Inc.	10,272
40	CST Brands, Inc.	1,290
144	Foot Locker, Inc.	4,997
176	L Brands, Inc.	11,019
688	Lowe’s Cos., Inc.	34,249
44	Murphy USA, Inc. †	1,786
736	OfficeMax, Inc.	11,025
80	O’Reilly Automotive, Inc. †	9,905
80	PetSmart, Inc.	5,821
144	Ross Stores, Inc.	11,138
64	Sherwin-Williams Co.	12,032
320	The Cato Corp., Class A	9,590
240	The Gap, Inc.	8,878
800	The Home Depot, Inc.	62,313
384	TJX Cos., Inc.	23,343
96	Tractor Supply Co.	6,850
		267,609
Textiles, Apparel & Luxury Goods (0.5%)
160	Coach, Inc.	8,109
80	Fossil Group, Inc. †	10,155
384	NIKE, Inc., Class B	29,092
80	Ralph Lauren Corp.	13,251
48	V.F. Corp.	10,320
		70,927
Tobacco (1.0%)
1,168	Altria Group, Inc.	43,485
240	Lorillard, Inc.	12,242
864	Philip Morris International, Inc.	77,000
		132,727
Trading Companies & Distributors (0.1%)
176	Fastenal Co.	8,765
32	W.W. Grainger, Inc.	8,607
		17,372
Water Utilities (0.4%)
1,792	American States Water Co.	51,036
Wireless Telecommunication Services (0.1%)
240	American Tower Corp.	19,044
448	Sprint Corp. †	3,015
		22,059
Total Common Stocks (cost $10,441,283)		$12,857,211

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Market Value

Total Investments (96.1%) (cost $10,441,283)	$12,857,211
Other Assets less Liabilities (3.9%)	515,388
Net Assets (100.0%)	$13,372,599

†	Non-income producing security

Portfolio of Investments Summary Table (Unaudited)

Percentage of Market Value
Aerospace & Defense	1.7%
Air Freight & Logistics	0.6%
Airlines	0.1%
Auto Components	0.2%
Automobiles	0.4%
Beverages	1.3%
Biotechnology	5.6%
Building Products	0.1%
Capital Markets	2.0%
Chemicals	1.5%
Commercial Banks	1.8%
Commercial Services & Supplies	0.6%
Communications Equipment	1.3%
Computers & Peripherals	5.0%
Construction & Engineering	0.2%
Consumer Finance	0.8%
Containers & Packaging	0.2%
Diversified Consumer Services	0.1%
Diversified Financial Services	2.3%
Diversified Telecommunication Services	1.7%
Electric Utilities	1.2%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.1%
Food & Staples Retailing	1.6%
Food Products	1.3%
Gas Utilities	0.2%
Health Care Equipment & Supplies	6.2%
Health Care Providers & Services	5.1%
Health Care Technology	1.2%
Hotels, Restaurants & Leisure	1.3%
Household Durables	0.2%
Household Products	1.4%
Independent Power Producers & Energy Traders	0.1%
Industrial Conglomerates	1.8%
Insurance	2.9%

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Portfolio of Investments Summary Table (Unaudited) (Continued)

Percentage of Market Value
Internet & Catalog Retail	1.2%
Internet Software & Services	2.3%
IT Services	6.2%
Life Sciences Tools & Services	3.2%
Machinery	1.7%
Media	2.8%
Metals & Mining	0.6%
Multiline Retail	0.4%
Multi-Utilities	0.1%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	5.6%
Paper & Forest Products	0.2%
Personal Products	0.1%
Pharmaceuticals	5.8%
Real Estate Investment Trusts (REITs)	1.5%
Real Estate Management & Development	0.1%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	3.7%
Software	4.2%
Specialty Retail	2.1%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	1.0%
Trading Companies & Distributors	0.1%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	October 31, 2013

Schedule of Portfolio Investments	(Unaudited)

Share Amount		Market Value

Common Stocks (93.7%)
Air Freight & Logistics (0.7%)
1,900	C.H. Robinson Worldwide, Inc.	$113,506
Auto Components (3.8%)
5,947	BorgWarner, Inc.	613,314
Automobiles (1.2%)
11,744	Ford Motor Co.	200,940
Biotechnology (2.5%)
855	Biogen Idec, Inc. †	208,783
2,665	Gilead Sciences, Inc. †	189,188
		397,971
Capital Markets (1.9%)
3,895	T. Rowe Price Group, Inc.	301,512
Chemicals (3.1%)
3,306	Ecolab, Inc.	350,436
1,720	Sigma-Aldrich Corp.	148,660
		499,096
Commercial Services & Supplies (0.6%)
3,591	TETRA Tech, Inc. †	93,833
Communications Equipment (3.4%)
7,946	Qualcomm, Inc.	552,009
Computers & Peripherals (3.2%)
977	Apple Computer, Inc.	510,336
Construction & Engineering (4.3%)
13,699	MasTec, Inc. †	437,957
8,417	Quanta Services, Inc. †	254,278
		692,235
Containers & Packaging (0.9%)
2,932	Ball Corp.	143,345
Distributors (2.7%)
12,962	LKQ Corp. †	428,135
Electric Utilities (2.4%)
4,427	NextEra Energy, Inc.	375,188
Electrical Equipment (2.3%)
5,529	Emerson Electric Co.	370,277
Food & Staples Retailing (8.6%)
3,192	Costco Wholesale Corp.	376,656
2,385	CVS Caremark Corp.	148,490
13,604	Whole Foods Market, Inc.	858,821
		1,383,967
Food Products (9.5%)
14,725	Darling International, Inc. †	342,651
4,238	Lifeway Foods, Inc.	62,002
3,154	McCormick & Co., Inc.	218,099
10,859	The Hain Celestial Group, Inc. †	903,794
		1,526,546

Share Amount		Market Value

Common Stocks (continued)
Gas Utilities (2.0%)
13,927	Questar Corp.	$329,513
Health Care Equipment & Supplies (2.5%)
2,641	Becton, Dickinson & Co.	277,648
1,805	Varian Medical Systems, Inc. †	131,007
		408,655
Health Care Providers & Services (0.7%)
1,767	Quest Diagnostics, Inc.	105,861
Hotels, Restaurants & Leisure (5.3%)
684	Chipotle Mexican Grill, Inc. †	360,447
6,156	Starbucks Corp.	498,944
		859,391
Internet Software & Services (6.1%)
14,782	eBay, Inc. †	779,160
190	Google, Inc., Class A †	195,810
		974,970
IT Services (1.3%)
2,782	Accenture PLC, Class A	204,477
Machinery (5.8%)
750	Chart Industries, Inc. †	80,603
1,311	Cummins, Inc.	166,523
3,326	Illinois Tool Works, Inc.	262,056
570	Middleby Corp. †	129,761
4,845	Tennant Co.	294,042
		932,985
Multi-Utilities (1.0%)
1,824	Sempra Energy	166,239
Oil, Gas & Consumable Fuels (3.1%)
14,136	Spectra Energy Corp.	502,818
Pharmaceuticals (2.6%)
4,636	Johnson & Johnson	429,340
Real Estate Management & Development (2.2%)
3,800	CBRE Group, Inc., Class A †	88,274
2,777	Jones Lang LaSalle, Inc.	264,370
		352,644
Semiconductors & Semiconductor Equipment (5.0%)
5,130	ARM Holdings PLC ADR	242,085
9,158	Texas Instruments, Inc.	385,368
6,086	Veeco Instruments, Inc. †	177,772
		805,225
Software (0.8%)
1,720	SAP AG ADR	134,762
Textiles, Apparel & Luxury Goods (3.4%)
4,870	NIKE, Inc., Class B	368,951
798	V.F. Corp.	171,570
		540,521

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Unaudited) (Continued)

Share Amount		Market Value

Common Stocks (continued)
Trading Companies & Distributors (0.8%)
2,584	Fastenal Co.	$128,683
Total Common Stocks (cost $12,159,235)		$15,078,294
Total Investments (93.7%) (cost $12,159,235)		$15,078,294
Other Assets less Liabilities (6.3%)		1,012,955
Net Assets (100.0%)		$16,091,249

†	Non-income producing security

ADR	American Depositary Receipt

Portfolio of Investments Summary Table (Unaudited)

Percentage of Market Value
Air Freight & Logistics	0.8%
Auto Components	4.1%
Automobiles	1.3%
Biotechnology	2.6%
Capital Markets	2.0%
Chemicals	3.3%
Commercial Services & Supplies	0.6%
Communications Equipment	3.7%
Computers & Peripherals	3.4%
Construction & Engineering	4.6%
Containers & Packaging	1.0%
Distributors	2.8%
Electric Utilities	2.5%
Electrical Equipment	2.5%
Food & Staples Retailing	9.2%
Food Products	10.1%
Gas Utilities	2.2%
Health Care Equipment & Supplies	2.7%
Health Care Providers & Services	0.7%
Hotels, Restaurants & Leisure	5.7%
Internet Software & Services	6.4%
IT Services	1.4%
Machinery	6.1%
Multi-Utilities	1.1%
Oil, Gas & Consumable Fuels	3.3%
Pharmaceuticals	2.9%
Real Estate Management & Development	2.3%
Semiconductors & Semiconductor Equipment	5.3%
Software	0.9%

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Unaudited) (Continued)

Portfolio of Investments Summary Table (Unaudited) (Continued)

Percentage of Market Value
Textiles, Apparel & Luxury Goods	3.6%
Trading Companies & Distributors	0.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

October 31, 2013 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Assets:
Investments, at value (Cost $10,441,283 and $12,159,235)	$12,857,211	$15,078,294
Cash	538,351	1,017,133
Dividends and interest receivable	9,742	9,331
Receivable from Advisor	3,390	8,967
Prepaid expenses	9,543	11,016
Total Assets	13,418,237	16,124,741
Liabilities:
Accrued expenses:
Administration	5,803	6,937
Fund accounting	948	838
Custodian	5,630	200
Legal and audit fees	8,844	6,614
Trustee	2,099	1,802
Printing	2,937	3,530
Other	19,377	13,571
Total Liabilities	45,638	33,492
Net Assets	$13,372,599	$16,091,249

Net Assets consist of:
Capital	$10,667,830	$12,808,665
Accumulated net investment income	55,303	21,467
Accumulated net realized gains on investments	233,538	342,058
Net unrealized appreciation (losses) on investments	2,415,928	2,919,059
Net Assets	$13,372,599	$16,091,249

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	400,001	478,999
Net Asset Value (offering and redemption price per share):	$33.43	$33.59

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Operations

For the six months ended October 31, 2013 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Investment Income:
Dividend income	$97,827	$84,106
Interest income	143	—
Total Investment Income	97,970	84,106
Expenses:
Advisory fees	37,755	42,898
Administration fees	33,435	37,936
Administrative support fees	28,897	25,655
Fund accounting fees	5,530	1,899
Trustee fees	3,255	3,172
Compliance services fees	151	192
Legal and audit fees	17,951	16,806
Printing fees	6,472	8,044
Amortization of deferred offering costs	8,305	4,803
Other fees	12,231	11,773
Total Expenses before fee reductions	153,982	153,178
Expenses contractually waived or reimbursed by the Advisor	(85,837)	(80,286)
Reimbursement of offering costs by Advisor	(8,305)	(4,803)
Total Net Expenses	59,840	68,089
Net Investment Income	38,130	16,017
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains on investments	146,475	120,391
Net realized gains on in-kind redemptions of investments	136,731	209,773
Change in unrealized appreciation/depreciation on investments	1,139,110	1,615,879
Net Realized and Unrealized Gains (Losses) on Investments	1,422,316	1,946,043
Change in Net Assets Resulting From Operations	$1,460,446	$1,962,060

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington US Equity Rotation Strategy ETF		Huntington EcoLogical Strategy ETF
	Six Months Ended October 31, 2013 (Unaudited)	For the period July 23, 2012(a) through April 30, 2013	Six Months Ended October 31, 2013 (Unaudited)	For the period June 18, 2012(a) through April 30, 2013
From Investment Activities:
Operations:
Net investment income	$38,130	$47,686	$16,017	$42,482
Net realized gains on investments	283,206	6,277	330,164	2,652
Change in unrealized appreciation/depreciation on investments	1,139,110	1,276,818	1,615,879	1,303,180
Change in net assets resulting from operations	1,460,446	1,330,781	1,962,060	1,348,314
Distributions to Shareholders From:
Net investment income	—	(33,261)	—	(40,615)
Change in net assets from distributions	—	(33,261)	—	(40,615)
Capital Transactions:
Proceeds from shares issued	$1,540,759	$11,111,003	$5,262,913	$8,885,192
Cost of shares redeemed	(741,441)	(1,295,713)	(812,654)	(613,936)
Change in net assets from capital transactions	799,318	9,815,290	4,450,259	8,271,256
Change in net assets	2,259,764	11,112,810	6,412,319	9,578,955
Net Assets:
Beginning of period	11,112,835	25	9,678,930	99,975
End of period	$13,372,599	$11,112,835	$16,091,249	$9,678,930

Accumulated net investment income	$55,303	$17,173	$21,467	$5,450

Share Transactions:
Issued	50,000	425,000	175,000	350,000
Redeemed	(25,000)	(50,000)	(25,000)	(25,000)
Change in shares	25,000	375,000	150,000	325,000

(a)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights FOR THE PERIODS INDICATED

Huntington Strategy Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Total distributions	Net Asset Value, end of period	Total return(a)(b)
Huntington US Equity Rotation Strategy ETF
Six Months ended October 31, 2013 (Unaudited)	$29.63	0.09	3.71	3.80	—	—	$33.43	12.82%
July 23, 2012(e) through April 30, 2013	$25.00	0.17	4.59	4.76	(0.13)	(0.13)	$29.63	19.11%
Huntington EcoLogical Strategy ETF
Six Months ended October 31, 2013 (Unaudited)	$29.42	(0.01)	4.18	4.17	—	—	$33.59	14.17%
June 18, 2012(e) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	(0.13)	$29.42	18.27%
(a)	Not annualized for periods less than one year.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(d)	Annualized for periods less than one year.
(e)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Shareholder Report

Total return at market(a)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(a)

12.85%	0.95%	2.44%	0.61%	$13,373	34%
19.19%	0.95%	4.42%	0.82%	$11,113	13%

14.12%	0.95%	2.14%	0.22%	$16,091	5%

18.27%	0.95%	4.21%	0.63%	$9,679	16%

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2013 (Unaudited)

1.	Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical assets.
•	Level 2—Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities (corporate, municipal, foreign bonds and U.S. Government and agency securities) are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark

Semi-Annual Shareholder Report

securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

In addition to the inputs discussed above for debt securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2013, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments for each Fund.

	LEVEL 1	Total Investments
US Equity Rotation ETF
Common Stocks(1)	$12,857,211	$12,857,211

Total Investments	$12,857,211	$12,857,211

EcoLogical Strategy ETF
Common Stocks(1)	$15,078,294	$15,078,294

Total Investments	$15,078,294	$15,078,294

(1)	Please see Schedule of Portfolio Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 as of October 31, 2013. As of October 31, 2013, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

C.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

D.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

3.	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

Huntington Asset Advisors, Inc. (the “Advisor”), a wholly-owned subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. Huntington is a direct wholly-owned subsidiary of Huntington Bancshares Incorporated. The Advisor receives a fee for its services, computed daily and paid monthly, of 0.60% of each Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2014. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

As of October 31, 2013, the Advisor may recoup amounts from the Funds as follows:

	Expires 04/30/16	Expires 04/30/17	Total
US Equity Rotation ETF	$202,689	$85,837	$288,526
EcoLogical Strategy ETF	219,439	80,286	299,725

B.	Administration, Transfer Agent and Accounting Fees

The asset based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by (i) $50,000 year one, (ii) $75,000 year two and (iii) $100,000 year three with the period commencing with the Effective Date through the end of the Initial Term.

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, Huntington Asset Services, Inc. (“HASI”) maintains the corporate records of the Trust, including minutes of meetings of the Board, and provides administrative support services in connection with updates to the Trust’s registration statement. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated. Under the agreement, The Trust will pay HASI a fee of $60,000 for services during the first year, and $70,000 for services during each of the second and third years. Prior to November 1, 2012, HASI was paid a fee at the rate of $20,000 for services during the first year, and $30,000 for services during each of the second and third years.

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets:

—0.04% of the first $500 million in aggregate net assets of the Funds

—0.035% of the aggregate net assets of the next $500 million

—0.02% of the aggregate net assets in excess of $1 billion

C.	Distribution and Shareholder Services Fees

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the plan.

D.	Custodian Fees

Citibank, N.A (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

The Trust has contracted with HASI to provide a Chief Compliance Officer to the Trust, for which it pays an annual fee up to $2,000.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

4.	Organization and Offering Costs

All costs incurred by the Trust in connection with the organization of the Trust were paid by the Advisor. The organization costs are not subject to recoupment by the Advisor in subsequent fiscal periods.

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and are being amortized on a straight-line basis over the first twelve months of each Fund’s operations.

Semi-Annual Shareholder Report

5.	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2013 were as follows:

	Purchases	Sales
US Equity Rotation ETF	$2,200,804	$2,257,018
EcoLogical Strategy ETF	339,500	871,822

Purchases and sales of in-kind transactions for the period ended October 31, 2013 were as follows:

	Purchases	Sales
US Equity Rotation ETF	$1,478,373	$709,592
EcoLogical Strategy ETF	4,970,006	752,361

6.	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the US Equity Rotation ETF and EcoLogical Strategy ETF are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2013, the Funds delivered securities in exchange for the redemption of capital shares (redemptions-in-kind). Securities and cash were transferred in exchange for capital share redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each redemption-in-kind transaction.

For the period ended October 31, 2013, the fair value of securities transferred for redemptions-in-kind and the net realized gains and losses recorded in connection with the transactions were as follows:

	Fair Value	Net Realized Gains/(Losses)
US Equity Rotation ETF	$709,592	$136,731
EcoLogical Strategy ETF	752,361	209,773

In addition, during the period ended October 31, 2013, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind). For the period ended October 31, 2013, the fair value of securities received for subscriptions were as follows:

	Fair Value	Net Realized Gains/(Losses)
US Equity Rotation ETF	$1,478,373	$—
EcoLogical Strategy ETF	4,970,006	—

7.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of October 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity Rotation ETF	$10,441,182	$2,510,631	$(94,602)	$2,416,029
EcoLogical Strategy ETF	12,159,234	2,995,506	(76,446)	2,919,060

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for acquisition premium and market discount.

The tax character of distributions paid during the fiscal year ended April 30, 2013 was as follows:

	Distributions paid from
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
US Equity Rotation ETF	$33,261	$33,261	$33,261
EcoLogical Strategy ETF	40,615	40,615	40,615

As of April 30, 2013 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
US Equity Rotation ETF	$16,994	$16,994	$(49,668)	$1,276,996	$1,244,322
EcoLogical Strategy ETF	17,344	17,344	—	1,303,180	1,320,524

Under current tax law, capital losses realized after October 31 of a Funds’ fiscal period may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2014:

Post-October Loss
US Equity Rotation ETF	$49,668

8.	Investment Risks

ETF	Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological	Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

9.	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were requred to the financial statements as of October 31, 2013.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.huntingtonstrategyshares.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonstrategyshares.com by selecting “Form N-Q”.

Huntington Asset Advisors, Inc., a wholly-owned subsidiary of The Huntington National Bank is the Investment Advisor of The Huntington Strategy Shares. Huntington Asset Services, Inc. maintains corporate records of the Funds, and is affiliated with Huntington Bancshares. SEI Investments Distribution Co is the principal underwriter and distributor of each Fund’s shares.

Exchange-Traded Funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Exchange-Traded Funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446698102	Cusip 446698201

Huntington Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Huntington Strategy Shares

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	December 20, 2013

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date	December 20, 2013